Segment information (Policies)	12 Months Ended
Dec. 31, 2023
Disclosure Of Significant Accounting Policies [Abstract]
Segment information	Accounting policy
In line with the strategy and organizational structure of the Group, two reportable segments, “Financial Services” and “Software” and certain non-allocated activities, are presented:
•Financial services: Comprised of the financial services solutions which includes mainly payments solutions, digital banking, credit, insurance solutions as well as the registry business.
•Software: Comprised of two main activities (i) Core, which is comprised by POS/ERP solutions, TEF and QR Code gateways, reconciliation and CRM, and (ii) Digital, which includes OMS, e-commerce platforms, engagement tools, ads solutions and marketplace hubs.
•Non allocated activities: Comprised of non-strategic businesses, including results on disposal / discontinuation of non-core businesses.
The Group used and continues to use Adjusted net income (loss) as the measure reported to the Chief Operating Decision Maker (“CODM”) about the performance of each segment.
The measurement of Adjusted net income (loss) from January 1, 2023 no longer excludes share-based compensation expenses in the segmented statement of profit or loss. Also, from April 1, 2022 it no longer excludes bond issuance expenses in the segmented statement of profit or loss. Hence, the statement of profit or loss as from January 1, 2023 include the share-based and bond issuance expenses in the segmented Statement of Profit or Loss. Information of prior periods have been retroactively adjusted to reflect the new criteria as presented below. The effect in Adjusted net income (loss) of no longer excluding share-based compensation expenses from January 1, 2023 to December 31, 2023 amounts to R$ 31,487.